8. Stock-Based Compensation (Tables)	6 Months Ended
Sep. 30, 2014
Share-based Compensation Arrangement by Share-based Payment Award, Additional General Disclosures [Abstract]
Employee stock-based compensation expense
	Three Months		Six Months
	Ended		Ended
	September 30,		September 30,
	2014	2013	2014	2013
Cost of service revenue	$59,000	$30,000	$123,000	$56,000
Research and development	82,000	45,000	178,000	78,000
Selling, general and administrative	315,000	221,000	606,000	349,000
Total stock-based compensation	$456,000	$296,000	$907,000	$483,000

Weighted average assumptions of fair falue of employee stock options
	Three and Six Months Ended September 30,		Six Months Ended September 30,
	2014	2013	2014	2013
Expected life	8.90 years	5.89 years	5.89 years	5.89 years
Risk-free interest rate	2.32%	1.42%	1.42%	1.42%
Dividend yield	0.00%	0.00%	0.00%	0.00%
Volatility	98%	86%	86%	86%
Fair value of options granted	$2.39	$2.10	$2.10	$2.10

Summary of option activity
	Number of Shares	Weighted- Average Exercise Price	Weighted- Average Contractual Term	Aggregate Intrinsic Value
Outstanding at April 1, 2014	2,536,000	$7.78
Options granted	245,000	2.76
Options exercised	–	–
Options forfeited or expired	(27,000)	20.88
Outstanding at September 30, 2014	2,754,000	$7.21	8.24	$–
Exercisable at September 30, 2014	1,197,000	$11.62	6.71	$–
Options available for grant as of September 30, 2014	1,579,000